Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets
CRANE SAVINGS AND INVESTMENT PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4i—SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
EMPLOYER ID NO: 88-2846451
PLAN ID NO: 038
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	Cost	Current Value

	American Funds EuroPacific Growth Fund; Class R-6	Registered Investment Company	**	19,239,982
	Fidelity Total Bond K6 Fund	Registered Investment Company	**	15,955,459
*	Vanguard Equity Income Fund Admiral Shares	Registered Investment Company	**	57,407,092
*	Vanguard Federal Money Market Fund	Registered Investment Company	**	324,556
*	Vanguard Mid-Cap Index Fund Institutional Shares	Registered Investment Company	**	30,438,322
*	Vanguard Small-Cap Index Fund Institutional Shares	Registered Investment Company	**	25,506,216
	Eagle Mid Cap Growth Collective Investment Trust; Class 1	Common/Collective Trust	**	21,080,797
	JPMCB large Cap Growth Fund; CF A Class	Common/Collective Trust	**	114,310,250
	MFS Mid Cap Value Fund; CT	Common/Collective Trust	**	23,250,948
*	Vanguard Institutional 500 Index Trust D	Common/Collective Trust	**	148,161,344
*	Vanguard Institutional Total Bond Market Index Trust D	Common/Collective Trust	**	65,589,933
*	Vanguard Institutional Total International Stock Market Index Trust D	Common/Collective Trust	**	59,827,907
*	Vanguard Retirement Savings Trust III	Common/Collective Trust	**	95,808,365
*	Vanguard Target Retirement 2020 Trust II	Common/Collective Trust	**	31,841,143
*	Vanguard Target Retirement 2025 Trust II	Common/Collective Trust	**	64,121,086
*	Vanguard Target Retirement 2030 Trust II	Common/Collective Trust	**	71,019,543
*	Vanguard Target Retirement 2035 Trust II	Common/Collective Trust	**	61,968,546
*	Vanguard Target Retirement 2040 Trust II	Common/Collective Trust	**	52,249,362
*	Vanguard Target Retirement 2045 Trust II	Common/Collective Trust	**	42,491,495
*	Vanguard Target Retirement 2050 Trust II	Common/Collective Trust	**	44,804,784
*	Vanguard Target Retirement 2055 Trust II	Common/Collective Trust	**	30,597,201
*	Vanguard Target Retirement 2060 Trust II	Common/Collective Trust	**	20,552,326
*	Vanguard Target Retirement 2065 Trust II	Common/Collective Trust	**	8,033,883
*	Vanguard Target Retirement 2070 Trust II	Common/Collective Trust	**	1,082,878
*	Vanguard Target Retirement Income Trust II	Common/Collective Trust	**	22,104,760
*	Crane Company Stock Fund	Company Stock Fund	**	88,425,242
*	Loan Fund	Participant Loans (Loans have interest rates ranging from 4.25% - 10.5% and mature in 2026 through 2040)	***	11,174,323
				$1,227,367,743

*	Represents a party-in-interest to the plan.
**	Cost information is not required for participant-directed investments and therefore is not included.
***	Represents total loans outstanding, net of $243,610 of deemed distributions.